Investment in Affiliates (Details)	12 Months Ended																			1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Star Capital USD ($)	Dec. 31, 2014 Star Capital CNY	Dec. 31, 2013 Star Capital USD ($)	Dec. 31, 2013 Star Capital CNY	Dec. 31, 2011 Star Capital USD ($)	Dec. 31, 2011 Star Capital CNY	Dec. 31, 2014 Wuling Center USD ($)	Dec. 31, 2014 Wuling Center CNY	Dec. 31, 2013 Wuling Center USD ($)	Dec. 31, 2013 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY	Jul. 31, 2012 Wuling Center	Dec. 31, 2014 Wuling Center Xin Zhou	Dec. 31, 2014 Shengyuan Center	Dec. 31, 2014 Shouxin Center Shenquan Xenter	Aug. 31, 2014 Shouxin Center USD ($) item	Dec. 31, 2013 Shouxin Center USD ($)	Dec. 31, 2013 Shouxin Center CNY	Dec. 31, 2013 Muxin Center USD ($)	Dec. 31, 2013 Muxin Center CNY	Dec. 31, 2014 Hangzhou Kuyue USD ($)	Dec. 31, 2014 Hangzhou Kuyue CNY	Nov. 30, 2014 Hangzhou Kuyue USD ($)	Nov. 30, 2014 Hangzhou Kuyue CNY	Jan. 31, 2014 Hangzhou Kuyue USD ($)	Jan. 31, 2014 Hangzhou Kuyue CNY
Investment in affiliates
Investment made	$ 8,890,449	$ 5,766,873	$ 2,161,001					$ 15,735,900	100,000,000	$ 2,946,996	18,000,000	$ 4,428,486	27,000,000	$ 2,386,440	15,000,000						$ 2,437,920	15,000,000	$ 4,085,625	25,000,000			$ 15,607,088	95,500,000	$ 4,085,625	25,000,000
Prepayment for investment	7,766,948	15,745,728																							5,066,175	31,000,000
Amount received as a return of capital				2,455,830	15,000,000	5,740,630	35,000,000
Ownership interest held (as a percent)								3.80%	3.80%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%		4.90%	41.60%	28.00%	0.90%	13.00%	13.00%	23.40%	23.40%			79.00%	79.00%	21.00%	21.00%
Purchase price allocation
Percentage of vote of limited partners vote required to remove general partner without cause																50.00%
Equity Method Investment, Realized Gain (Loss) on Disposal [Abstract]
Net proceeds from equity method investment after deducting commissions and related expenses																				2,287,950
Ownership percentage disposed																				12.20%
Equity interest held by third parties (as a percent)																				4.80%
Equity interest held by employees (as percentage)																				7.40%
Number of employees having equity method investment ownership interest																				2
Gain (loss) recognized from disposal																				$ 0